Project or Worker Photo [Fund Name] [Date], 2021

1 Features of the HIT As of June 30, 2021, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2021 was 0 . 12% , 4 . 96% , 2 . 75% , and 3 . 20% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . x $[xx.xx] billion investment grade fixed - income portfolio (as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission (SEC) » Monthly unit valuation and income distribution – independent third - party pricing x Long Record of consistent and competitive returns » 22 out of 25 years outperforming its benchmark the Bloomberg Barclays US Aggregate Bond Index on a gross basis, 14 years on a net basis x Investment strategy/Differentiates the HIT » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk x Directly sourcing increases relative value and provides additional benefits

*Letter from George Meany, President, AFL - CIO, dated March 23 , 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p . 2 (the “Meany Letter”) . The Meany Letter is available on the HIT’s website at https : //www . aflcio - hit . com/wp - content/uploads/ 2019 / 10 /meany_letter . pdf . [Project Name] [Project City, State] [Project Name] [Project City, State] 2 [Project Name] [Project City, State] History of the HIT x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) x Created by the AFL - CIO Executive Council led by President George Meany: » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all directly - sourced construction related investments

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA Old Colony Phase Three C Boston, MA Residences@150 Bagley Detroit, MI Gateway Apartments Chicago, IL 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 557 $9.5 B $17.8 B $35.3 B $14.4 B 185.9 M 205,717 121,194 Projects in HIT Investment, $185.0M in New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.3B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 57 71 70 255 557 HIT Investment^ $467.2M $667.4M $928.4M $1.8B $1.2B $5.1B $9.5B Total Development Cost $866.0M $1.6B $2.0B $4.4B $1.9B $10.7B $17.8B Union Construction Hours 10.2M 12.9M 19.5M 24.2M 18.2M 85.1M 185.9M Total Jobs Created 11,127 14,890 20,691 26,220 22,703 95,632 205,717 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,105 (70%) 42,952 (92%) 10,257 (49%) 74,176 (79%) 121,194 (67%) Total Economic Impact $1.9B $2.9B $3.5B $4.8B $3.8B $16.9B $35.3B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f June 30 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

5 x Impact Investing x Incorporate Environmental, Social, and Governance (ESG) factors into our investment strategy . x Signatory of United Nations - supported Principles for Responsible Investment (PRI). x Corporate Culture x Diverse Workforce ( 66% minority or women) and Leadership Team (55 % minority or women). x Diversity adds value and contributes to staff retention and depth of experience. x ESG priorities woven through HIT’s operational policies and practices. HIT’s Successful Record of ESG As of June 30, 2021, unless otherwise denoted

6 HIT Among Largest Managers of ESG Mandates (US) Largest Managers of ESG Mandates Source: P&I June 14, 2021 - US Institutional tax - exempt assets managed internally as of December 31 , 2020 Rank Manager Name AUM ($Mil) 1 Federated Hermes $107,424 2 State Street Global $62,499 3 Nuveen $32,366 4 Prudential Financial $30,083 5 BlackRock $13,975 6 Russell Investments $10,519 7 William Blair $9,009 8 Legal & General Investment $8,232 9 AllianceBernstein $7,012 10 AFL - CIO Housing Investment Trust $6,739

Erica Khatchadourian Chief Financial Officer Near 30 years of experience in accounting for financial transactions, general and personnel management and policy development, with 28 years at the HIT Chang Suh CEO and Chief Investment Officer 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 23 years at the HIT Nick Milano General Counsel 25+ years of experience in the financial services sector, with 11 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of experience in the financial services industry, with 20 years at the HIT Michael Cook Chief Portfolio Manager 18 years of experience managing, trading and structuring investments at the HIT Leadership Ted Chandler Sr Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Sr Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 7+ years at the HIT 7

Plan types include pension, health & welfare, annuity, among others. $2,233.54 32% $1,042.41 15% $1,457.10 21% $1,731.60 25% $506.29 7% Investors at a Glance (as of 6/30/2021) $ in Millions Building Trades - Local (245) Building Trades - National (24) Industrial - Other (50) Public (13) Service (32) Investor Profile: 364 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 8

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 9 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2021 was 0 . 12% , 4 . 96% , 2 . 75% , and 3 . 20% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds

11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield and Price Performance x High Credit Quality x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments

Objectives Strategy Core Competency HIT Objectives and Strategy 12 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Generate work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

- 0.59% 0.44% 5.32% 3.12% 3.61% - 0.74% 0.12% 4.96% 2.75% 3.20% - 1.60% 0.33% 5.34% 3.03% 3.39% - 1.74% - 1.86% 4.39% 2.29% 2.75% -4.0% -2.0% 0.0% 2.0% 4.0% 6.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of June 30, 2021 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 13

14 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 HIT Gross HIT Net Barclays Aggregate AAA Index HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2021 was 0 . 12% , 4 . 96% , 2 . 75% , and 3 . 20% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index .

15 HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis -3% 0% 3% 6% 9% 12% 15% Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 HIT Gross Barclays Aggregate HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2021 was 0 . 12% , 4 . 96% , 2 . 75% , and 3 . 20% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness

HIT vs. Benchmark: Fundamentals HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 91.4% 70.7.% 100% Effective Duration 5.88 6.34 5.75 A & Below/Not Rated 3.5% 25.9.% 0% Convexity 0.23 0.07 - 0.17 Higher Yield Lower Prepayment Risk Current Yield 2.56% 2.42% 2.05% Prepayment Protection 81% 73% 61% Yield to Worst 1.73% 1.40% 1.27% No Prepayment Protection 19% 27% 39% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . As of June 30, 2021 16

40.5% 5.1% 3.5% 46.3% 1.2% 3.5% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of June 30, 2021 * Based on total investments and including unfunded commitments. 91% Government/ Agency/AAA/Cash High Credit Quality 17

* Based on total investments and including unfunded commitments. ** Includes 3.7% Fannie Mae Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.2% 10.9% 0.6% 16.0% 63.8% 1.3% 1.2% 5.9% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of June 30, 2021 18 80% Multifamily Overweight to Multifamily Sector

19 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of June 30 , 2021 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 9.26 0.47 1.44 0 0.0 GNMA Construction/Permanent 9.57 0.53 2.28 84 8.7 GNMA Permanent 8.38 0.41 1.74 30 3.5 Agency CMBS (e.g., BMOC - 3994 AL ) 6.78 -- 2.00 56 8.2 FNMA Multifamily 10/9.5 DUS 8.22 0.40 1.60 15 1.8 UMBS 2.5% 30yr MBS 3.57 - 2.75 1.72 28 7.7 GNMA 2.5% 30yr MBS 4.01 - 3.06 1.77 33 8.1 AAA Corporate Component of Barclays Aggregate 13.06 3.06 1.95 51 3.9 0 0.5 1 1.5 2 2.5 3 3.5 0 50 100 150 200 250 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2018 - June 2021 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

20 Interest Rate Environment Yield Curve Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board *As of May 2021 Nasdaq vs 10yr U.S. Treasury 0.121 0.361 0.643 0.913 1.645 0.160 0.939 1.419 1.740 2.411 0.249 0.889 1.236 1.468 2.086 0.000 0.500 1.000 1.500 2.000 2.500 3.000 2 5 7 10 30 12/31/2020 3/31/2021 6/30/2021 Economic Indicators 9/30/2020 12/31/2020 3/31/2021 6/30/2021 GDP (seasonally adj. annual rate) 33.4% 4.3% 6.4% 6.4% Unemployment Rate 7.8% 6.7% 6.0% 5.9% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.5% 1.4% 2.0% 3.4%* Lower Balance Federal Funds Rate 0.0% 0.0% 0.0% 0.0% 6,500 7,500 8,500 9,500 10,500 11,500 12,500 13,500 14,500 15,500 0.5% 1.0% 1.5% 2.0% Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21 Feb-21 Mar-21 Apr-21 May-21 Jun-21 GT10 Govt (Left axis) Nasdaq (Right axis)

Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: National Multifamily Housing Council; Bureau of Labor Statistics; Labor Department; U.S. Census Bureau; National Low In come Housing Coalition; Center on Budget and Policy Priorities. 21 As of June 30, 2021, unless otherwise denoted Record Job Loss in the Economy (Nonfarm Payroll, thousands) ▪ 43.4 million households in the U.S. are renters, with 37% of renters living in apartments. ▪ Shifts in demographic trends and income loss to COVID - 19 are driving historic rental demand. ▪ The U.S. needs to build an average of 328,000 new apartment units annually through 2030 to meet demand from household growth and losses to the existing stock. ▪ The rental stock in the U.S. is aging and many units are in disrepair: 39% rental households (17 million) live in houses built before 1970. ▪ Low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 low - income households - according to the National Low Income Housing Coalition study in 2020. 130000 135000 140000 145000 150000 155000 Dec-18 Jan-19 Feb-19 Mar-19 Apr-19 May-19 Jun-19 Jul-19 Aug-19 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21 Feb-21 Mar-21 Apr-21 May-21 Jun-21 115000 120000 125000 130000 135000 140000 145000 150000 155000 Dec-18 Jan-19 Feb-19 Mar-19 Apr-19 May-19 Jun-19 Jul-19 Aug-19 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21 Feb-21 Mar-21 Apr-21 May-21 Jun-21

22 Investment Management Economic Environment and Outlook x COVID will continue to be a major factor in the global economy . ▪ Solid economic growth with high expectations in 2021 . Capital markets are pricing in a full economic recovery that is reflected in risk asset prices . ▪ Spread of the Delta variant could slow economic progress in countries with low vaccination rates . ▪ Proposed fiscal stimulus could further propel economic recovery, measures seeking to address the affordable housing crisis could act as a catalyst for development . x Federal Reserve committed to preserving market viability. ▪ The Federal Reserve is maintaining its monetary policy as it has not seen substantial progress toward its unemployment targets . ▪ Inflation and inflation expectations continue to be elevated causing the Federal Reserve to adjust their interest rate forecast slightly more hawkish . ▪ The Federal Reserve is expected to maintain its current level of $120 billion of monthly net asset purchases - $80 billion in Treasuries and $40 billion in net MBS. However, they have begun discussions regarding reducing asset purchases that could materialize later this year. ▪ Unexpected shifts in monetary policy in response to changes in the Federal Reserve outlook could cause risk market volatility. x Affordable and workforce housing is a top priority of the Biden administration. x HIT is expected to be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments .

Investment Strategy RELATIVE VALUE / SECURITY SELECTION Sector allocation Yield OAS Duration Convexity Credit quality Prepayment risk Liquidity PORTFOLIO CONSTRUCTION Specialize in and overweight multifamily MBS Investment grade high credit quality, government/agency - insured Diversified collateral Liquid CAPITAL MARKET EXPECTATIONS / MACRO FACTORS Interest rate/yield curve analysis Monetary and fiscal policy Inflation and inflation expectations Economic indicators Housing market data (e.g., starts, permits, price appreciation, rental trends) Money supply and flow of funds 23 1 2 3

Investment Process 24 Source Daily screen and sort eligible investments from: • Wall Street broker/dealer inventory and new issue • Lender/originator pipeline and bid lists • State/local housing finance agencies • GSEs • Bond offering memorandums Analysis and Authorities • Relative Value Analysis including: OAS, duration, liquidity, credit risk, prepayment projections, fundamentals, supply/demand technical, ESG benefits • Risk management / yield curve positioning • Asset allocation optimization • Pre - trade compliance check Recommendation and Execution • PM staff report daily to the Chief PM with trade recommendations including yield and scenario analysis • Policies and Procedures compliance • Portfolio analytic what - if analysis using BondEdge (portfolio software) • Best execution analysis • Trade execution via electronic platform or OTC Security Ticket Processing • Full detail of transaction including rationale and back up • Confirmation of terms from counterparty • Authorized signatories approving the transaction • Electronically sent and confirmed with settlement group delivered to custodian Surveillance and Asset Management • Monthly monitoring / updating fundamental performance and risks for every security • Utilize GSE disclosure data and reporting from servicers • Monitor watch lists • Communicate with originators on all construction - related investments

Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M 25

26 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 27